STOCK BENEFIT PLANS (Tables)	12 Months Ended
Jun. 30, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Information Related to Outstanding Options

	Officers’ and Employees’ Stock Options	Directors’ Stock Options	Weighted- Average Exercise Price
Outstanding, June 30, 2014	77,019	37,500	$16.20
Granted	—	—
Exercised	—	—
Forfeited	—	—

Outstanding, June 30, 2015	77,019	37,500	$16.20
Granted	—	—
Exercised	—	—
Forfeited	—	—

Outstanding, June 30, 2016	77,019	37,500	$16.20
Granted	—	—
Exercised	—	—
Forfeited	—	—

Outstanding, June 30, 2017	77,019	37,500	$16.20

Exercisable at year-end	77,019	37,500

Available for future grant	36,981	500

Schedule of ESOP Shares

	2017	2016
Allocated shares	130,951	240,936
Unallocated shares	209,020	127,535

Total ESOP shares	339,971	368,471

Fair value of ESOP shares	$5,473,397	$4,104,767